Fees Summary	Feb. 12, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 51,566,950
Previously Paid Amount	0.00
Total Fee Amount	7,121.40
Total Offset Amount	0.00
Net Fee	7,121.40
Narrative - Max Aggregate Offering Price	$ 51,566,950
Final Prospectus	true